[Title]Letter from the President

[Picture of John Taft upper right hand corner]

John Taft
President

Dear Shareholder:

Since our last report, the headline story in the municipal bond market has been the demise of a radical tax reform proposal. One of the best ways to illustrate this demise is to look at how municipal bonds have traded in relation to Treasury securities. At the height of the tax reform scare -- when Steve Forbes was campaigning on his "Flat Tax" platform in January 1996 -- long municipal securities were trading at a relatively cheap 90% of the 30-year Treasury. At the time of this report, market fears have abated regarding a "Flat Tax" and municipal bonds are trading at a more traditional 80.1%.

We believe the issue of reforming the tax code is far from thoroughly closed, and it is likely that we may see renewed discussions about a less radical tax reform. However, as is often the case in the financial markets, we believe these times of short-term volatility and uncertainty represent good opportunities for long-term investors.

We remain committed to providing our clients with the best investment products and services available in today's financial markets. If at any time you have questions about your Voyageur Fund investments, I'd like to encourage you to contact your personal financial advisor or Voyageur Shareholder Services. Our Voyageur Shareholder Services 800 number -- known as Voyageur On CallTM -- allows you 24-hour access, seven days a week, to an automated voice response service with shareholder services representatives available from 8 a.m. to 5 p.m. Central Standard Time.

We appreciate your continued patronage of Voyageur Investments and look forward to working with you and your financial advisors in creating products and services designed to bring you closer to your investment goals.

Sincerely,

[Signature]
John G. Taft
President

Voyageur Arizona Municipal Income Fund
Voyageur Colorado Insured Municipal Income Fund
Voyageur Florida Insured Municipal Income Fund
Voyageur Minnesota Municipal Income Funds -- I, II, III

[Page Break]

[Picture of Steven P. Eldredge and the following caption, upper left hand corner] Steven P. Eldredge is the Senior Municipal Bond Portfolio Manager for the Voyageur Florida Insured Municipal Income Fund. Mr. Eldredge has more than 18 years of investment industry experience.

VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND

Within the context of the Fund's investment objective of high current income consistent with preservation of capital, we continue to manage the Voyageur Florida Insured Municipal Income Fund with the dual focus of generating higher tax-exempt income levels and protecting future income streams.

By elevating portfolio income, we are able to accomplish two important things. First, we were able to provide our shareholders with competitive distribution rates. Second, higher income levels create a valuable cushion against market declines -- such as those we witnessed during the first half of 1996.

Income protection is the second part of our management strategy. Recently, much has been said concerning the significant number of bond calls occurring in closed-end funds. Unlike many closed-end funds, we actively manage the call protection in Voyageur Florida Insured Municipal Income Fund's portfolio in an attempt to maintain the Fund's income stream for the longest period possible.

Florida continues to have a relatively vibrant economy, and several tax-exempt sectors within the state have proven to add value to the Fund's performance during the past six months. First is school district debt. School districts -- unable to keep up with the demand for more classroom space -- are flooding the municipal market with bond issues. This overwhelming supply makes these bonds relatively cheap and attractive purchases. Once school debt issuance subsides -- and we believe it will --prices should appreciate, benefitting the Fund.

Another sector which we believe represents long-term value is health care. Attracted to the elderly population, many large health care organizations are buying independently operated hospitals. As these individual hospitals become part of a network, their general financial picture typically improves and, consequently, the price of their bonds tends to rise. Thus, we are attempting to take advantage of this trend by increasing our weighting of health care issues in the portfolio. The three Voyageur Minnesota Municipal Income Funds are all managed very similarly -- with an emphasis on generating income and maintaining high credit quality.

[Following caveats, lower left hand corner]
Past performance is no guarantee of future results.

Insurance pertains only to the timely payment of principal and interest by the securities in the fund's portfolio. The value of the insured securities and the Fund itself will fluctuate due to changing market conditions. No representation is made as to any insurer's ability to meet its commitment.

[Page Break]

[Picture Elizabeth Howell and following caption, upper right hand corner] Elizabeth H. Howell is the Senior Municipal Bond Portfolio Manager for the Voyageur Minnesota Municipal Income Funds -- I, II and III. Ms. Howell has more than 13 years of investment industry experience.

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUNDS -- I, II, III

Within the context of the Funds' investment objective of high current income consistent with preservation of capital, the three Voyageur Minnesota Municipal Income Funds are all managed very similarly -- with an emphasis on generating income and maintaining high credit quality.

We continue to position these Funds to benefit from our outlook for gradually declining interest rates in 1997. To protect our shareholders' tax-exempt income, the Funds hold bonds with relatively strong call protection, long average maturities and high credit quality.

The Minnesota economy continues to be strong. The economy is well diversified in comparison to other states and has historically been less cyclical than the coasts. As a result, the credit quality of all of our Minnesota bonds remains excellent, and these Funds' holdings are diversified in a wide variety of municipal sectors within the state of Minnesota.

[Following caveat, lower right hand corner]
Past performance is no guarantee of future results.

[Page Break]

[Picture of Andrew M. McCullagh and following caption, upper left hand corner] Andrew M. McCullagh, Jr. is the Senior Municipal Bond Portfolio Manager for the Voyageur Arizona Municipal Income and Voyageur Colorado Insured Municipal Income Funds. Mr. McCullagh has more than 25 years of investment industry experience.

VOYAGEUR ARIZONA MUNICIPAL INCOME FUND

Within the context of the Fund's investment objective of high current income consistent with preservation of capital, our major management thrust for the Voyageur Arizona Municipal Income Fund has been to increase shareholders' tax-exempt income and extend call protection.

To generate more dividend income, we traded some AAA-rated bonds for A-rated holdings. Because Arizona currently enjoys a brisk economy, we believe we are able to slightly lower the Fund's credit quality without significantly increasing credit risk. Arizona has one of the stronger economies in the United States, spurred by the influx of people and businesses moving into the state, especially from California.

To protect the income stream for as long as possible, we are extending call protection by selling bonds that can be called in the nearer term and replacing them with bonds that have longer call features.

We believe these changes will protect your income stream further into the future. This is especially important if, as we anticipate, interest rates decline and the U.S. economy slows in the first half of 1997.

[Following caveat, lower left hand corner]
Past performance is no guarantee of future results.

[Page Break]

[Picture of Andrew M. McCullagh, Jr. And foll, upper right hand corner]

VOYAGEUR COLORADO INSURED MUNICIPAL INCOME FUND

Andrew M. McCullagh, Jr. is the Senior Municipal Bond Portfolio Manager for the Voyageur Arizona Municipal Income and Voyageur Colorado Insured Municipal Income Funds. Mr. McCullagh has more than 25 years of investment industry experience.

Within the context of the Fund's investment objective of high current income consistent with preservation of capital and our anticipation for declining interest rates in 1997, our major focus for the Voyageur Colorado Insured Municipal Income Fund has been to increase our shareholders' tax-exempt income and extend call protection.

Since this is an insured fund, we cannot add income by lowering the credit quality of the portfolio. Rather, we have been generating more income by trading bonds with lower yields for bonds with higher yields. To accomplish this, we have been focusing on sectors of the Colorado municipal market that tend to pay higher yields -- such as the hospital and transportation sectors -- than offered by most general obligation bonds. Since higher yielding bonds are more attractive to investors, they tend to appreciate in price over time, thereby increasing the value of the portfolio. In some instances, such trades will generate a tax loss that we can use to offset tax gains, if any, in the portfolio.

This strategy is especially appropriate in Colorado, which currently enjoys one of the stronger economies in the United States. Colorado continues to experience brisk growth, benefiting from the inflow of individuals and businesses moving into the Rocky Mountain Region, especially from the West Coast.

Past performance is no guarantee of future results.

Insurance pertains only to the timely payment of principal and interest by the securities in the fund's portfolio. The value of the insured securities and the Fund itself will fluctuate due to changing market conditions. No representation is made as to any insurer's ability to meet its commitment.

[End of Text]

                      MINNESOTA MUNICIPAL INCOME FUND, INC.

                    MINNESOTA MUNICIPAL INCOME FUND II, INC.

                    MINNESOTA MUNICIPAL INCOME FUND III, INC.

                       ARIZONA MUNICIPAL INCOME FUND, INC.

                      FLORIDA INSURED MUNICIPAL INCOME FUND

                  COLORADO INSURED MUNICIPAL INCOME FUND, INC.

                               SEMI-ANNUAL REPORT

                            Dated September 30, 1996






THE VOYAGEUR FUNDS

GENERAL INFORMATION

THE FUNDS

     Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund II, Inc., Voyageur Minnesota Municipal Income Fund III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund and Voyageur Colorado Insured Municipal Income Fund, Inc. (the "Funds") are diversified, closed-end management investment companies (except Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund III, Inc., and Voyageur Colorado Insured Municipal Income Fund, Inc. which are non-diversified management investment companies) whose shares trade on the American Stock Exchange ("ASE") under the symbols VMN, VMM, VYM, VAZ, VFL and VCF, respectively. The investment objective of each Fund is to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Voyageur Florida Insured Municipal Income Fund will generally seek investments that will enable its shares to be exempt from Florida's intangible personal property tax. Each Fund will seek to achieve its investment objective by investing substantially all (at least 80%) of its net assets in investment grade, tax-exempt municipal obligations.

INVESTMENT ADVISER

     Voyageur Fund Managers, Inc. (the "Adviser") acts as the Funds' investment adviser. As of September 30, 1996, the Adviser acted as the investment adviser to six closed-end investment companies and ten open-end investment companies (comprising thirty-three separate investment portfolios) and numerous private accounts with combined total assets of approximately $12.2 billion.

SHAREHOLDER INFORMATION

     Weekly net asset value and market price information for the Funds are published each Monday in THE WALL STREET JOURNAL, each Sunday in THE NEW YORK TIMES and each Saturday in BARRON'S, as well as numerous other newspapers.

DISTRIBUTIONS AND DIVIDEND REINVESTMENT PLAN

     Under the Funds' current policies, shareholders may elect to receive all dividends and other distributions in cash paid by check mailed directly to the shareholders by the dividend paying agent, Norwest Bank Minnesota, N.A., (the "Plan Agent"). Under each Fund's Dividend Reinvestment Plan, (collectively the "Plans"), common shareholders not making such election will be automatically enrolled in the Funds' Plans. Under the Plans, all distributions to common shareholders of net investment income and capital gains will be automatically reinvested in additional shares of the Funds' common shares. The Plan Agent serves as agent for the common shareholders in administering the Plans. After each Fund declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy shares of each Fund's common shares in the open market, on the ASE or elsewhere, for the participants' accounts. The Funds will not issue any new shares in connection with the Plans. A participant may withdraw from a plan at any time by advising the Plan Agent in writing (see address on back page under "Shareholder Servicing Agent"). Shares held in nominee name at brokerage firm may not be eligible for automatic dividend reinvestment. You should contact your financial adviser to determine such firm's policies. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be otherwise payable on dividends or distributions.

STATE OR MUNICIPAL LEASE OBLIGATIONS

     Pursuant to Board of Directors or Trustees resolutions, the Funds may invest without limit in state or municipal leases and participation interests therein. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities such as fire, sanitation or police vehicles or telecommunications equipment, buildings or other capital assets.

     Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the Securities and Exchange Commission. Municipal lease obligations held by the Funds will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the Funds' Board of Directors or Trustees. Under these guidelines, the Adviser will consider factors including, but not limited to (1) whether the lease can be cancelled, (2) what assurance there is that the assets represented by the lease can be sold, (3) the municipality's general credit strength (e.g., its debt, administrative, economic and financial characteristics), (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"), and (5) the legal recourse in the event of failure to appropriate. Additionally, the lack of an established trading market for municipal lease obligations may make the determination of fair market value more difficult.


THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1996

                                                                                    VOYAGEUR
                                                                                    MINNESOTA
                                                                                    MUNICIPAL
                                                                                     INCOME
                                                                                   FUND, INC.
                                                                                   ----------
      ASSETS
Investments in securities (note 2) (identified cost:
  $54,826,911, $155,257,100, $36,958,277, $64,250,354,
  $52,132,633 and $103,822,949, respectively)...................................  $56,777,549
Cash in bank on demand deposit..................................................        2,466
Receivable for investment securities sold ......................................          --
Accrued interest receivable.....................................................    1,025,461
                                                                                  -----------
  Total assets..................................................................   57,805,476
                                                                                  -----------
      LIABILITIES
Bank overdraft..................................................................           --
Payable for investment securities purchased.....................................           --
Dividends payable to preferred shareholders.....................................       53,700
Administration fee payable......................................................        9,081
Advisory fee payable............................................................           --
Other accrued expenses..........................................................       41,916
                                                                                  -----------
  Total liabilities.............................................................      104,697
                                                                                  -----------
  NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES...........................  $57,700,779
                                                                                  ===========
Represented by:
  Preferred shares (note 5).....................................................  $20,000,000
   Common shares:
    Par value...................................................................       25,947
    Additional paid-in capital..................................................   35,452,118
                                                                                  -----------
                                                                                   55,478,065
  Undistributed net investment income...........................................      344,824
  Accumulated net realized loss from investments................................      (72,748)
  Unrealized net appreciation of investments....................................    1,950,638
                                                                                  -----------
    TOTAL REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING
      CAPITAL SHARES............................................................  $57,700,779
                                                                                  ===========
    TOTAL REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING

      COMMON SHARES.............................................................  $37,700,779
                                                                                  ===========
NET ASSET VALUE PER COMMON SHARE:
  (2,594,700, 7,252,200, 1,837,200, 2,982,200, 2,422,200 and
  4,837,100 common shares issued and outstanding, respectively).................       $14.53
                                                                                       ======

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
(CONTINUED)
SEPTEMBER 30, 1996

                                                                           VOYAGEUR            VOYAGEUR
              VOYAGEUR              VOYAGEUR           VOYAGEUR             FLORIDA            COLORADO
              MINNESOTA             MINNESOTA           ARIZONA             INSURED             INSURED
              MUNICIPAL             MUNICIPAL          MUNICIPAL           MUNICIPAL           MUNICIPAL
               INCOME                INCOME             INCOME              INCOME              INCOME
            FUND II, INC.        FUND III, INC.        FUND, INC.             FUND              FUND, INC.
            -------------        --------------        ----------             ----              ----------
           $156,742,418           $37,724,037         $65,725,915         $52,937,773       $104,123,502
                    --                 45,596              33,186               3,986          6,038,798
                393,816                    --                  --                  --                 --
              2,465,774               649,802             955,753             852,743          1,792,018
            -----------            ----------          ----------          ----------        -----------
            159,602,008            38,419,435          66,714,854          53,794,502        111,954,318
            -----------            ----------          ----------          ----------        -----------


                149,220                    --                  --                  --                 --
                     --                    --                  --                  --          5,477,297
                160,866                42,069              63,290              52,778            106,324
                 19,399                 4,679               8,117               6,525             12,969
                  3,483                    --                  --                  --                 --
                113,587                42,266              56,322              45,665             45,247
            -----------            ----------          ----------          ----------        -----------
                446,555                89,014             127,729             104,968          5,641,837
            -----------            ----------          ----------          ----------        -----------
           $159,155,453           $38,330,421         $66,587,125         $53,689,534       $106,312,481
           ============           ===========         ===========         ===========       ============


          $  60,000,000           $15,000,000         $25,000,000         $20,000,000      $  40,000,000

                 72,522                18,372              29,822              24,222             48,371
             99,637,602            25,228,358          40,809,143          33,337,167         67,189,739
            -----------            ----------          ----------          ----------        -----------
            159,710,124            40,246,730          65,838,965          53,361,389        107,238,110
                588,174               161,600             343,908             290,993            422,157
             (2,628,163)           (2,843,669)         (1,071,309)           (767,988)        (1,668,339)
              1,485,318               765,760           1,475,561             805,140            300,553
            -----------            ----------          ----------          ----------        -----------

           $159,155,453           $38,330,421         $66,587,125         $53,689,534       $106,312,481
           ============           ===========         ===========         ===========       ============

          $  99,155,453           $23,330,421         $41,587,125         $33,689,534      $  66,312,481
          =============           ===========         ===========         ===========      =============

                 $13.67                $12.70              $13.95               $13.91            $13.71
                 ======                ======              ======               ======            ======

See accompanying notes to financial statements.


THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 1996

                                                                                                        VOYAGEUR
                                                                                                        MINNESOTA
                                                                                                        MUNICIPAL
                                                                                                         INCOME
                                                                                                       FUND, INC.
                                                                                                       ----------
Investment income:
  Interest . .............................................................................             $1,812,720
                                                                                                       ----------
Expenses (note 4):
  Investment advisory and management fees.................................................                114,350
  Administration fees.....................................................................                 50,636
  Remarketing agent fees..................................................................                 25,068
  Audit and legal fees....................................................................                 10,471
  Custodian and transfer agent fees.......................................................                 12,831
  Other expenses..........................................................................                 21,657
                                                                                                       ----------
     Total expenses.......................................................................                235,013
  Less:  Earnings credits on uninvested cash..............................................                   (221)
                                                                                                       ----------
     Total net expenses...................................................................                234,792
                                                                                                       ----------
        Investment income - net...........................................................              1,577,928
                                                                                                       ----------
Realized and unrealized gain (loss) on investments:
  Realized loss on investments - net (note 3).............................................                (44,327)
  Change in unrealized appreciation or depreciation of investments - net..................                328,718
                                                                                                       ----------
     Net gain on investments..............................................................                284,391
                                                                                                       ----------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................             $1,862,319
                                                                                                       ==========


See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED SEPTEMBER 30, 1996

                                                                           VOYAGEUR            VOYAGEUR
              VOYAGEUR              VOYAGEUR           VOYAGEUR             FLORIDA            COLORADO
              MINNESOTA             MINNESOTA           ARIZONA             INSURED             INSURED
              MUNICIPAL             MUNICIPAL          MUNICIPAL           MUNICIPAL           MUNICIPAL
               INCOME                INCOME             INCOME              INCOME              INCOME
            FUND II, INC.        FUND III, INC.       FUND, INC.             FUND             FUND, INC.
            -------------        --------------       ----------             ----             ----------
            $4,680,027             $1,143,385         $1,856,551          $1,508,831         $2,900,706
            ----------             ----------         ----------          ----------         ----------


               314,032                 75,767            131,523             105,935            210,850
               117,764                 28,413             49,321              39,726             79,069
                75,205                 18,801             31,336              25,068             50,137
                28,021                 13,697             14,382               9,210             18,516
                31,181                  9,520              9,592              10,052             16,886
                40,842                 16,220             30,091              28,185             45,335
             ---------                -------          ---------           ---------          ---------
               607,045                162,418            266,245             218,176            420,793
                (9,478)                (1,176)            (2,802)               (638)            (9,010)
             ---------                -------          ---------           ---------          ---------
               597,567                161,242            263,443             217,538            411,783
             ---------                -------          ---------           ---------          ---------
             4,082,460                982,143          1,593,108           1,291,293          2,488,923
             ---------                -------          ---------           ---------          ---------


               (99,173)              (439,827)          (344,992)           (244,938)        (1,454,811)
             1,380,130                710,387            871,705             658,260          1,880,201
             ---------                -------          ---------           ---------          ---------
             1,280,957                270,560            526,713             413,322            425,390
             ---------                -------          ---------           ---------          ---------
            $5,363,417             $1,252,703         $2,119,821          $1,704,615         $2,914,313
            ==========             ==========         ==========          ==========         ==========

See accompanying notes to financial statements.



THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                  VOYAGEUR                      VOYAGEUR
                                                                  MINNESOTA                     MINNESOTA
                                                                  MUNICIPAL                     MUNICIPAL
                                                                   INCOME                        INCOME
                                                                  FUND, INC.                  FUND II, INC.
                                                                  ----------                  -------------
                                                          SIX MONTHS                    SIX MONTHS
                                                             ENDED         YEAR            ENDED           YEAR
                                                         SEPTEMBER 30,     ENDED       SEPTEMBER 30,       ENDED
                                                             1996        MARCH 31,         1996          MARCH 31,
                                                          (UNAUDITED)       1996        (UNAUDITED)        1996
                                                          -----------       ----        -----------        ----

OPERATIONS:
   Investment income - net...........................   $  1,577,928  $  3,061,031 $    4,082,460     $  8,010,373
   Realized gain (loss) on investments - net.........        (44,327)      131,577        (99,173)           4,015
   Change in unrealized appreciation or
       depreciation of investments - net.............        328,718       536,027      1,380,130        2,666,757
                                                          ----------    ----------    -----------      ------------
   Net increase in net assets resulting
       from operations...............................      1,862,319     3,728,635      5,363,417       10,681,145
                                                          ----------    ----------    -----------      ------------
DISTRIBUTIONS TO:
   Common shareholders from investment income - net .     (1,206,536)   (2,413,073)    (2,896,349)      (5,765,503)
   Preferred shareholders from investment income - net      (384,332)     (766,760)    (1,066,608)      (2,299,902)
                                                          ----------    ----------    -----------      ------------
       Total distributions...........................     (1,590,868)   (3,179,833)    (3,962,957)      (8,065,405)
                                                          ----------    ----------    -----------      ------------
       Total increase in net assets..................        271,451       548,802      1,400,460        2,615,740
   Net assets at beginning of period.................     57,429,328    56,880,526    157,754,993      155,139,253
                                                          ----------    ----------    -----------      ------------
   Net assets at end of period (including undistributed
       net investment income of $344,824 and  $357,764,
       $588,174 and  $468,671,  $161,600 and  $148,042,
       $343,908 and $273,140, $290,993 and $221,731,
       and $442,157 and $398,026, respectively)......    $57,700,779   $57,429,328   $159,155,453     $157,754,993
                                                         ===========   ===========   ============     ============


See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
(CONTINUED)

                                                                              VOYAGEUR                       VOYAGEUR
            VOYAGEUR                           VOYAGEUR                        FLORIDA                       COLORADO
            MINNESOTA                          ARIZONA                         INSURED                        INSURED
            MUNICIPAL                         MUNICIPAL                       MUNICIPAL                      MUNICIPAL
             INCOME                            INCOME                           INCOME                         INCOME
          FUND III, INC.                      FUND, INC.                         FUND                        FUND, INC.
          --------------                      ----------                         ----                        ----------
       SIX MONTHS                    SIX MONTHS                       SIX MONTHS                      SIX MONTHS
         ENDED          YEAR           ENDED             YEAR            ENDED            YEAR          ENDED             YEAR
      SEPTEMBER 30,    ENDED        SEPTEMBER 30,        ENDED        SEPTEMBER 30,       ENDED       SEPTEMBER 30,       ENDED
         1996         MARCH 31,        1996             MARCH 31,         1996           MARCH 31,        1996          MARCH 31,
     (UNAUDITED)        1996         (UNAUDITED)         1996         (UNAUDITED)         1996         (UNAUDITED)        1996
     -----------        ----         -----------          ----         -----------        ----         -----------        ----
$     982,143    $   1,934,216    $   1,593,108    $   3,239,205    $   1,291,293    $   2,579,556    $   2,488,923   $   4,987,033
     (439,827)        (431,936)        (344,992)         125,368         (244,938)         (45,483)      (1,454,811)         92,188
      710,387        1,031,280          871,705        1,304,899          658,260        1,282,076        1,880,201       1,902,659
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------

    1,252,703        2,533,560        2,119,821        4,669,472        1,704,615        3,816,149        2,914,313       6,981,880
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------


     (678,617)      (1,327,377)      (1,123,917)      (2,180,735)        (894,701)      (1,750,040)      (1,732,288)     (3,385,973)
     (289,968)        (578,328)        (398,423)        (937,463)        (327,330)        (750,558)        (712,504)     (1,534,220)
                                                                                                      -------------   -------------
     (968,585)      (1,905,705)      (1,522,340)      (3,118,198)      (1,222,031)      (2,500,598)      (2,444,792)     (4,920,193)
                                                   -------------    -------------    -------------    -------------   -------------

      284,118          627,855          597,481        1,551,274          482,584        1,315,551          469,521       2,061,687
   38,046,303       37,418,448       65,989,644       64,438,370       53,206,950       51,891,399      105,842,960     103,781,273
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------




  $38,330,421      $38,046,303      $66,587,125      $65,989,644      $53,689,534      $53,206,950     $106,312,481    $105,842,960
=============    =============    =============    =============    =============    =============    =============   =============

See accompanying notes to financial statements.


THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  ORGANIZATION

     Voyageur Minnesota Municipal Income Fund, Inc. ("Minnesota Municipal"); Voyageur Minnesota Municipal Income Fund II, Inc. ("Minnesota Municipal II"); Voyageur Minnesota Municipal Income Fund III, Inc. ("Minnesota Municipal III"); Voyageur Arizona Municipal Income Fund, Inc. ("Arizona Municipal"); Voyageur Florida Insured Municipal Income Fund ("Florida Insured Municipal"); and Voyageur Colorado Insured Municipal Income Fund, Inc. ("Colorado Insured Municipal") (collectively the "Funds") are registered under the Investment Company Act of 1940 ("1940 Act") (as amended) as closed-end, diversified management investment companies (except Minnesota Municipal, Minnesota Municipal III and Colorado Insured Municipal, which are non-diversified management investment companies). Shares of the Funds are listed on the American Stock Exchange.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES

     The values of fixed-income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, securities are valued at fair value according to methods selected in good faith by the Board of Directors or Trustees. Short-term securities with maturities less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value. Security transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.

     The Funds concentrate their investments in limited geographical areas. Therefore, there may be more credit risk related to the economic conditions of a these areas than a portfolio with broader geographical diversification.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

     Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

FEDERAL TAXES

     The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains, if any, to shareholders in amounts that will avoid or minimize federal income or excise taxes. Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Furthermore, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

DISTRIBUTIONS TO SHAREHOLDERS

     The Funds intend to pay monthly dividends from net investment income. Net realized capital gains, if any, will be distributed on an annual basis. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the Funds' Dividend Reinvestment Plans, reinvested in additional common shares of the Funds. Under the Plans, shares of the Funds will be purchased in the open market.

(3)  INVESTMENT SECURITIES TRANSACTIONS

     Purchases of securities and proceeds from sales, other than investments in short-term securities, for Minnesota Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal, Florida Insured Municipal and Colorado Insured Municipal were $696,527 and $851,427, $18,885,342 and $19,042,863, $10,880,557 and $11,070,027, $13,154,912 and $13,361,511,
$28,890,878 and $28,890,064, and $40,476,828 and $40,913,353,  respectively, for the six months ended September 30, 1996.

(4)  FEES AND EXPENSES

     The Funds have entered into the following agreements with Voyager Fund Managers, Inc. (the "Adviser") and with Mitchell Hutchins Asset Management Inc. (Princeton Administrators, L.P. on Colorado Insured Municipal only) (the "Administrators").

     The investment advisory agreements provide the Adviser with a monthly investment management fee computed at an annual rate of .40% of each Fund's average daily net assets, including assets attributable to any preferred stock that may be outstanding. For its fee, the Adviser provides investment advice and, in general, conducts the management and investments of the Funds.

     The administration agreements provide the Administrators with a monthly fee computed at an annual rate of .15% of each Fund's average daily net assets, including assets attributable to any preferred stock that may be outstanding. Certain Funds have minimum annual fees payable to the Administrators. Minnesota Municipal paid the minimum fee for the six months ended September 30, 1996. For their fees, the Administrators provide certain administrative, clerical and recordkeeping services to the Funds.

     In addition to advisory and administrative fees, the Funds are responsible for paying most of the other operating expenses, including outside directors' or trustees' fees and expenses, custodian fees, registration fees, printing of shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, interest and other miscellaneous expenses.

     During the six months ended September 30, 1996, Minnesota Municipal earned $221, Minnesota Municipal II earned $9,478, Minnesota Municipal III earned $1,176, Arizona Municipal earned $2,802, Florida Municipal earned $638 and Colorado Municipal earned $9,010 in credits on uninvested cash balances held by each Fund at the custodian. These credits were used to reduce various custodial services provided by the custodial bank.

(5)  CAPITAL SHARE TRANSACTIONS

     Pursuant to their articles of incorporation, Minnesota Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal and Colorado Insured Municipal each have 200 million shares of $0.01 par value common shares authorized. Florida Insured Municipal has been authorized to issue an unlimited amount of $0.01 par value common shares. The common shares outstanding at September 30, 1996 were 2,594,700 for Minnesota Municipal, 7,252,200 for Minnesota Municipal II, 1,837,200 for Minnesota Municipal III, 2,982,200 for Arizona Municipal, 2,422,200 for Florida Insured Municipal and 4,837,100 for Colorado Insured Municipal.

     For the six months ended September 30, 1996 and for the year ended March 31, 1996, there were no transactions in common shares for the Funds.

     The Funds each have one million shares of $0.01 par value preferred shares authorized, except for Florida Insured Municipal which has an unlimited amount of $0.01 par value preferred shares authorized. Under resolutions adopted by the Board of Directors or Trustees, Minnesota Municipal is allowed to issue up to 400 preferred shares, of which the entire amount was issued on August 6, 1992. On May 14, 1993, Minnesota Municipal II, Arizona Municipal and Florida Insured Municipal issued 1,200, 500 and 400 preferred shares, respectively. On December 10, 1993, Minnesota Municipal III issued 300 preferred shares and on September 23, 1993, Colorado Insured Municipal issued 800 preferred shares. The preferred shares have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends.

     Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are typically reset every 28 days based on the results of an auction. Dividend rates (adjusted for capital gains distributions) ranged from 3.46% to 3.80% on Minnesota Municipal, from 3.45% to 3.70% on Minnesota Municipal II, from 3.46% to 3.80% on Minnesota Municipal III, from 3.30% to 3.80% on Arizona Municipal, from 3.43% to 3.80% on Florida Insured Municipal and from 3.45% to 3.75% on Colorado Insured Municipal during the six months ended September 30, 1996. Smith Barney Inc. and Merrill Lynch Pierce, Fenner & Smith Inc. (on Colorado Insured Municipal only), as the remarketing agents, receive an annual fee from each of the Funds of .25% of the average amount of preferred stock outstanding.

     Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%.

     Each of the Fund's preferred shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund is not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund's directors or trustees. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant to
Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund's subclassification as a closed-end investment company or changes in their fundamental investment restrictions.

(6)  CAPITAL LOSS CARRYFORWARDS

     For federal income tax purposes, Minnesota Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal, Florida Insured Municipal and Colorado Insured Municipal had capital loss carryforwards of $28,421, $2,489,756, $2,403,842, $726,317, $523,050 and $213,528, respectively, at March
31, 1996, that will expire in years 2002 through 2005 if not offset by subsequent realized capital gains. It is unlikely the Board of Directors or Trustees will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.

(7)  FINANCIAL HIGHLIGHTS

     Per share data (rounded to the nearest cent) for a share of common stock outstanding and selected information for each period are as follows:

                                                                            MINNESOTA MUNICIPAL
                                                                            -------------------
                                                            SIX MONTHS                             PERIOD FROM
                                                               ENDED       YEAR        YEAR       YEAR      MAY 1,
                                                           SEPTEMBER 30,   ENDED       ENDED      ENDED    1992* TO
                                                               1996       MARCH 31,   MARCH 31,  MARCH 31,  MARCH 31,
                                                            (UNAUDITED)     1996        1995      1994      1993**
                                                            -----------     ----        ----      ----      ------
Net asset value:
   Beginning of period.................................       $14.43       $14.21      $13.89     $14.67     $13.95
                                                              -------      ------      ------     ------     ------
Operations:
   Investment income - net.............................         0.60         1.18        1.21       1.20       0.90
   Realized and unrealized gain (loss) on investments - net     0.11         0.26        0.34      (0.68)      1.00
                                                              -------      ------      ------     ------     ------
     Total from operations.............................         0.71         1.44        1.55       0.52       1.90
                                                              -------      ------      ------     ------     ------
Distributions to:
   Common shareholders from investment income - net....        (0.46)       (0.93)      (0.93)     (0.93)     (0.70)
   Preferred shareholders from investment income - net.        (0.15)       (0.29)      (0.27)     (0.18)     (0.12)
   Common shareholders from realized capital gains - net           --          --       (0.02)     (0.16)     (0.06)
   Preferred shareholders from realized capital gains - net        --          --       (0.01)     (0.03)     (0.02)
                                                              -------      ------      ------     ------     ------
     Total distributions...............................        (0.61)       (1.22)      (1.23)     (1.30)     (0.90)
                                                              -------      ------      ------     ------     ------
Capital share transactions:
   Capital charge with respect to issuance of shares...            --          --          --         --      (0.28)
                                                              -------      ------      ------     ------     ------
Net asset value:
   End of period.......................................       $14.53       $14.43      $14.21     $13.89     $14.67
                                                              =======      =======     ======     ======     ======
Market value:
   End of period.......................................       $14.75       $15.00      $14.50     $15.63     $16.00
                                                              =======      ======      ======     ======     ======
Total investment return:
   Market value (a)....................................         1.46%       10.31%     (0.71)%      4.28%     20.31%
   Net asset value (b).................................         4.00%        8.20%      9.72 %      1.63%     10.91%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)....................       $57,701      $57,429    $56,881     $56,034    $58,075
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c) (f).....      0.82%(d)        0.82%      0.85%       0.78%   0.88%(d)
   Ratio of investment income - net to
     average net assets (c)............................      5.51%(d)        5.28%      5.66%       5.22%   4.92%(d)
   Portfolio turnover rate (excluding
     short-term securities)............................            1%           7%        13%         11%        43%
   Value of preferred shares outstanding (000's omitted)      $20,000      $20,000    $20,000     $20,000    $20,000
   Net asset coverage per share of preferred
     shares, end of period.............................      $144,252     $143,573   $142,201    $140,086   $145,188
   Liquidation value per share of preferred shares (e).       $50,000      $50,000    $50,000     $50,000    $50,000

*    Commencement of investment operations
**   Initial period

See accompanying notes to financial highlights.

(7)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            MINNESOTA MUNICIPAL II
                                                                            ----------------------
                                                             SIX MONTHS                                  PERIOD FROM
                                                                ENDED       YEAR       YEAR      YEAR   FEBRUARY 26,
                                                            SEPTEMBER 30,   ENDED      ENDED     ENDED    1993* TO
                                                                1996      MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
                                                             (UNAUDITED)   1996        1995      1994       1993**
                                                             -----------   ----        ----      ----       ------
Net asset value:
   Beginning of period.................................       $13.48       $13.12     $12.73     $13.84     $13.95
                                                              -------      ------     ------     ------     ------
Operations:
   Investment income - net.............................         0.56         1.10       1.11       0.98       0.03
   Realized and unrealized gain (loss) on investments - net     0.18         0.38       0.39      (0.96)     (0.11)
                                                              -------      ------     ------     ------     ------
     Total from operations.............................         0.74         1.48       1.50       0.02      (0.08)
                                                              -------      ------     ------     ------     ------
Distributions to:
   Common shareholders from investment income - net....        (0.40)       (0.80)     (0.83)     (0.76)        --
   Preferred shareholders from investment income - net.        (0.15)       (0.32)     (0.28)     (0.18)        --
   Common shareholders from realized capital gains - net          --           --         --      (0.02)        --
   Preferred shareholders from realized capital gains - net       --           --         --      (0.00)        --
                                                              -------      ------     ------     ------     ------
     Total distributions...............................        (0.55)       (1.12)     (1.11)     (0.96)        --
                                                              -------      ------     ------     ------     ------
Capital share transactions:
    Capital charge with respect to issuance of shares..           --           --           --    (0.17)     (0.03)
                                                              -------      ------     ------     ------     ------
Net asset value:
   End of period.......................................       $13.67       $13.48     $13.12     $12.73     $13.84
                                                              =======      ======     ======     ======     ======
Market value:
   End of period.......................................       $12.75       $13.25     $12.38     $14.63     $15.13
                                                              =======      ======     ======     ======     ======
Total investment return:
   Market value (a)....................................       (0.72)%       14.16%    (9.59)%      1.71%      8.42%
   Net asset value (b).................................         4.47%        8.88%     10.16%    (2.93)%    (0.79)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)....................      $159,155     $157,755   $155,139  $152,326    $100,392
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c) (f).....      0.77%(d)        0.77%      0.77%      0.76%   0.83%(d)
   Ratio of investment income - net to
     average net assets (c)............................      5.19%(d)        5.03%      5.39%      4.54%   2.29%(d)
   Portfolio turnover rate (excluding
     short-term securities)............................           12%          11%        32%        27%        11%
   Value of preferred shares outstanding (000's omitted)      $60,000      $60,000    $60,000    $60,000     --
   Net asset coverage per share of preferred
     shares, end of period.............................      $132,630     $131,462   $129,283   $126,938     --
   Liquidation value per share of preferred shares (e).       $50,000      $50,000    $50,000    $50,000        --


*    Commencement of investment operations
**   Initial period

See accompanying notes to financial highlights.

(7)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             MINNESOTA MUNICIPAL III
                                                                             -----------------------
                                                                  SIX MONTHS                            PERIOD FROM
                                                                     ENDED       YEAR       YEAR        OCTOBER 29,
                                                                 SEPTEMBER 30,   ENDED      ENDED        1993* TO
                                                                     1996       MARCH 31,  MARCH 31,      MARCH 31,
                                                                  (UNAUDITED)    1996        1995           1994**
                                                                  -----------    ----        ----           ------
Net asset value:
   Beginning of period.....................................        $12.54       $12.20       $11.86        $14.03
                                                                   ------       ------       ------        ------
Operations:
   Investment income - net.................................          0.54         1.05         1.06          0.32
   Realized and unrealized gain (loss) on investments - net          0.15         0.33         0.28         (1.88)
                                                                   ------       ------       ------        ------
     Total from operations.................................          0.69         1.38         1.34         (1.56)
                                                                   ------       ------       ------        ------
Distributions to:
   Common shareholders from investment income - net........         (0.37)       (0.72)       (0.73)        (0.25)
   Preferred shareholders from investment income - net.....         (0.16)       (0.32)       (0.28)        (0.06)
                                                                   ------       ------       ------        ------
     Total distributions...................................         (0.53)       (1.04)       (1.01)        (0.31)
                                                                   ------       ------       ------        ------
Capital share transactions:
   Capital charge/adjustment with respect to issuance of shares        --           --         0.01         (0.30)
                                                                   ------       ------       ------        ------
Net asset value:
   End of period...........................................        $12.70       $12.54       $12.20        $11.86
                                                                   ======       ======       ======        ======
Market value:
   End of period...........................................        $11.88       $12.00       $11.25        $14.00
                                                                   ======       ======       ======        ======
Total investment return:
   Market value (a)........................................          2.09%       13.51%     (14.27)%        1.53 %
   Net asset value (b).....................................          4.31%        8.79%       9.55 %      (13.85)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)........................        $38,330      $38,046      $37,418       $36,785
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c) (f).........       0.86%(d)        0.81%        0.82%      0.90%(d)
   Ratio of investment income - net to
     average net assets (c)................................       5.18%(d)        5.05%        5.37%      3.95%(d)
   Portfolio turnover rate (excluding
     short-term securities)................................            29%          35%          47%           21%
   Value of preferred shares outstanding (000's omitted)...        $15,000      $15,000      $15,000       $15,000
   Net asset coverage per share of preferred
     shares, end of period.................................       $127,768     $126,821     $124,728      $122,616
   Liquidation value per share of preferred shares (e).....        $50,000      $50,000      $50,000       $50,000


*    Commencement of investment operations
**   Initial period

See accompanying notes to financial highlights.

(7)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             ARIZONA MUNICIPAL
                                                                             -----------------
                                                             SIX MONTHS                                 PERIOD FROM
                                                                ENDED       YEAR      YEAR       YEAR   FEBRUARY 26,
                                                            SEPTEMBER 30,   ENDED     ENDED      ENDED    1993* TO
                                                                1996      MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
                                                            (UNAUDITED)    1996       1995       1994       1993**
                                                            -----------    ----       ----       ----       ------
Net asset value:
   Beginning of period...................................     $13.74       $13.22     $12.70     $13.77     $13.95
                                                              -------      ------     ------     ------     ------
Operations:
   Investment income - net...............................       0.53         1.09       1.08       0.95       0.01
   Realized and unrealized gain (loss) on investments - net     0.19         0.47       0.56      (0.79)     (0.13)
                                                              -------      ------     ------     ------     ------
     Total from operations...............................       0.72         1.56       1.64       0.16      (0.12)
                                                              -------      ------     ------     ------     ------
Distributions to:
   Common shareholders from investment income - net......      (0.38)       (0.73)     (0.78)     (0.75)        --
   Preferred shareholders from investment income - net...      (0.13)       (0.31)     (0.28)     (0.18)        --
   Common shareholders from realized capital gains - net          --           --      (0.05)     (0.09)        --
   Preferred shareholders from realized capital gains - net       --           --      (0.01)     (0.02)        --
                                                              -------      ------     ------     ------     ------
     Total distributions.................................      (0.51)       (1.04)     (1.12)     (1.04)        --
                                                              -------      ------     ------     ------     ------
Capital share transactions:
   Capital charge with respect to issuance of shares....          --           --         --      (0.19)     (0.06)
                                                              -------      ------     ------     ------     ------
Net asset value:
   End of period.........................................     $13.95       $13.74     $13.22     $12.70     $13.77
                                                              =======      ======     ======     ======     ======
Market value:
   End of period.........................................     $12.50       $12.75     $12.13     $13.88     $15.13
                                                              =======      ======     ======     ======     ======
Total investment return:
   Market value (a)......................................       1.02%       11.52%    (6.43)%    (2.91)%     8.42 %
   Net asset value (b)...................................       4.35%        9.55%    11.29 %    (2.20)%    (1.29)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)......................     $66,587      $65,990    $64,438    $62,881    $41,063
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c) (f).......    0.81%(d)        0.78%      0.79%      0.82%   0.90%(d)
   Ratio of investment income - net to
     average net assets (c)..............................    4.84%(d)        4.88%      5.19%      4.41%   1.29%(d)
   Portfolio turnover rate (excluding
     short-term securities)..............................         20%          30%        18%        15%         0%
   Value of preferred shares outstanding (000's omitted).     $25,000      $25,000    $25,000    $25,000   --
   Net asset coverage per share of preferred
     shares, end of period.............................      $133,174     $131,979   $128,877   $125,762   --
   Liquidation value per share of preferred shares (e)...     $50,000      $50,000    $50,000    $50,000   --

*    Commencement of investment operations
**   Initial period

See accompanying notes to financial highlights.


(7)    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  FLORIDA INSURED MUNICIPAL
                                                                  -------------------------
                                                          SIX MONTHS                                PERIOD FROM
                                                             ENDED        YEAR    YEAR       YEAR   FEBRUARY 26,
                                                        SEPTEMBER 30,    ENDED    ENDED      ENDED    1993* TO
                                                             1996       MARCH 31, MARCH 31,  MARCH 31, MARCH 31,
                                                          (UNAUDITED)     1996    1995       1994       1993**
                                                          -----------     ----    ----       ----       ------
Net asset value:
   Beginning of period.................................    $13.71        $13.17   $12.46      $13.73     $14.05
                                                           -------       ------   ------      ------     ------
Operations:
   Investment income - net.............................      0.53          1.06     1.07        0.96       0.01
   Realized and unrealized gain (loss) on investments - net  0.17          0.51     0.69       (1.10)     (0.25)
                                                           -------       ------   ------      ------     ------
     Total from operations.............................      0.70          1.57     1.76       (0.14)     (0.24)
                                                           -------       ------   ------      ------     ------
Distributions to:
   Common shareholders from investment income - net....     (0.37)        (0.72)   (0.77)      (0.74)        --
   Preferred shareholders from investment income - net      (0.13)        (0.31)   (0.28)      (0.19)        --
                                                            -------       ------   ------      ------     ------
     Total distributions...............................     (0.50)        (1.03)   (1.05)      (0.93)        --
                                                           -------       ------   ------      ------     ------
Capital share transactions:
   Capital charge with respect to issuance of shares...        --            --          --    (0.20)     (0.08)
                                                           -------       ------   ------      ------     ------
Net asset value:
   End of period.......................................    $13.91        $13.71   $13.17      $12.46     $13.73
                                                           =======       ======   ======      ======     ======
Market value:
   End of period.......................................    $12.38        $12.75   $12.25      $12.50     $15.13
                                                           =======       ======   ======      ======     ======
Total investment return:
   Market value (a)....................................    (0.07)%        10.39%    4.69%    (13.04)%      7.65%
   Net asset value (b).................................     4.23 %         9.66%   12.56%     (4.40)%    (2.28)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)....................    $53,690       $53,207  $51,891    $50,189     $33,247
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c) (f).....   0.82%(d)         0.80%    0.81%       0.85%   0.90%(d)
   Ratio of investment income - net to
     average net assets (c)............................   4.87%(d)         4.82%    5.21%       4.49%   1.24%(d)
   Portfolio turnover rate (excluding
     short-term securities)............................        55%           22%      10%         20%         0%
   Value of preferred shares outstanding (000's omitted)   $20,000       $20,000  $20,000     $20,000     --
   Net asset coverage per share of preferred
     shares, end of period.............................   $134,224      $133,017 $129,728    $125,473     --
   Liquidation value per share of preferred shares (e).    $50,000       $50,000  $50,000     $50,000     --

*    Commencement of investment operations
**   Initial period

See accompanying notes to financial highlights.

S

(7)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            COLORADO INSURED MUNICIPAL
                                                                            --------------------------
                                                                SIX MONTHS                               PERIOD FROM
                                                                   ENDED         YEAR       YEAR          JULY 29,
                                                               SEPTEMBER 30,     ENDED     ENDED          1993* TO
                                                                   1996        MARCH 31,  MARCH 31,       MARCH 31,
                                                                (UNAUDITED)     1996        1995           1994**
                                                                -----------     ----        ----           ------
Net asset value:
   Beginning of period.....................................      $13.61        $13.19       $12.80          $14.10
                                                                 ------        ------       ------          ------
Operations:
   Investment income - net.................................        0.51          1.03         1.02            0.59
   Realized and unrealized gain (loss) on investments - net        0.10          0.41         0.44           (1.19)
                                                                 ------        ------       ------          ------
   Total from operations...................................        0.61          1.44         1.46           (0.60)
                                                                 ------        ------       ------          ------
Distributions to:
   Common shareholders from investment income - net........      (0.36)         (0.70)       (0.76)          (0.39)
   Preferred shareholders from investment income - net.....      (0.15)         (0.32)       (0.27)          (0.11)
   Common shareholders from realized capital gains - net...         --             --        (0.03)             --
   Preferred shareholders from realized capital gains - net         --             --        (0.01)             --
                                                                 ------        ------       ------          ------
   Total distributions.....................................      (0.51)         (1.02)       (1.07)          (0.50)
                                                                 ------        ------       ------          ------
Capital share transactions:
Capital charge with respect to issuance of shares..........         --             --           --           (0.20)
                                                                 ------        ------       ------          ------
Net asset value:
   End of period...........................................      $13.71        $13.61       $13.19          $12.80
                                                                 ======        ======       ======          ======
Market value:
   End of period...........................................      $12.38        $12.63       $12.25          $14.50
                                                                 ======        ======       ======          ======
Total investment return:
   Market value (a)........................................        0.84%         8.99%     (10.05)%           5.52%
   Net asset value (b).....................................        3.43%         8.55%      9.67  %         (6.66)%
Net assets applicable to outstanding capital shares
   at end of period (000's omitted)........................     $106,312      $105,843     $103,781        $101,923
Ratios/Supplemental Data:
   Ratio of expenses to average net assets (c) (f).........        0.80%         0.75%        0.76%        0.78%(d)
   Ratio of investment income - net to
       average net assets (c)..............................        4.71%         4.68%        4.88%        4.26%(d)
   Portfolio turnover rate (excluding
       short-term securities)..............................          39%           39%           7%              3%
   Value of preferred shares outstanding (000's omitted)...      $40,000       $40,000      $40,000         $40,000
   Net asset coverage per share of preferred
       shares, end of period...............................     $132,891      $132,304     $129,727        $127,404
   Liquidation value per share of preferred shares (e).....      $50,000       $50,000      $50,000         $50,000

*    Commencement of investment operations
**   Initial period

See accompanying notes to financial highlights.


(7)  FINANCIAL HIGHLIGHTS (CONTINUED)

NOTES TO FINANCIAL HIGHLIGHTS

(a) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of each period reported. Underwriting discounts and commissions are not reflected in the total investment return for the initial period of each Fund. If underwriting discounts and commissions had been reflected, total investment returns for the initial period would have been 11.89%, 0.83%, (5.07)%, 0.83%, 0.83% and (0.81)% for
     Minnesota Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal, Florida Insured Municipal and Colorado Insured Municipal, respectively. Distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plans. Total investment returns for periods of less than one year are not annualized.

(b) Total investment return is calculated assuming a purchase of common shares at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value as of dividend payable date. Total investment returns for periods of less than one year are not annualized. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

(c) Ratios calculated on the basis of expenses and net investment income applicable to both the common and preferred shares relative to the average net assets of common and preferred shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)  Annualized.

(e)  Excluding any accumulated but unpaid dividends.

(f) Beginning in the period ended March 31, 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.


VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                                            SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
        PRINCIPAL
         AMOUNT                                                                                    COUPON                   MARKET
         ($000)         NAME OF ISSUER (b)                                                          RATE     MATURITY      VALUE (a)
------------------------------------------------------------------------------------------------------------------------------------
         (PERCENTAGE OF EACH INVESTMENT  CATEGORY RELATES TO TOTAL NET ASSETS.)
         MUNICIPAL BONDS (98.1%):
         EDUCATION REVENUE (9.2%):
$1,000   Minnesota Higher Education Facilities Authority Revenue, Series 3-C,
             St. Thomas University ................................................................ 6.25%    09-01-16   $ 1,027,560
1,000    Minnesota Higher Education Facilities Authority Revenue, Series 3-J,
             Macalester College.................................................................... 6.40     03-01-22     1,053,100
  250    Minnesota State University Board Revenue, Series A, State University System............... 6.05     06-30-18       254,825
1,075    Northfield, St. Olaf College Revenue...................................................... 6.30     10-01-12     1,122,300
1,750    Northfield, St. Olaf College Revenue...................................................... 6.40     10-01-21     1,835,855
                                                                                                                        -----------
                                                                                                                          5,293,640
         GENERAL OBLIGATION (16.4%):
1,000    Carver County, Series 1992-A.............................................................. 5.88     02-01-14     1,010,150
  305    Edina Recreational Facilities Bonds, Series 1992-A........................................ 6.00     01-01-09       313,525
  320    Edina Recreational Facilities Bonds, Series 1992-A........................................ 6.00     01-01-10       328,061
2,200    Hennepin County........................................................................... 5.75     10-01-10     2,255,242
1,600    Minneapolis............................................................................... 6.00     03-01-16     1,632,592
1,500    Minneapolis-St. Paul, Metro Airport Commission, AMT....................................... 6.60(f)  01-01-11     1,604,520
1,000    Rosemount Independent School District #196................................................ 5.70     04-01-12     1,008,760
1,250    St. Francis Independent School District #15 (FSA Insured)................................. 6.30     02-01-11     1,325,887
                                                                                                                        -----------
                                                                                                                          9,478,737
         HEALTH CARE REVENUE (15.0%):
1,000    Bloomington Health Care Facilities, Masonic Home Care Center (AMBAC Insured).............. 5.88     07-01-22       999,230
1,270    Duluth Economic Development Authority, Health Care Facilities Revenue, Series 1992,
             Duluth Clinic (AMBAC Insured)......................................................... 6.30     11-01-22     1,326,261
1,000    Duluth Economic Development Authority, Health Care Facilities Revenue, Series 1993-C,
             St. Mary's Hospital (Connie Lee Insured).............................................. 6.00     02-15-20     1,008,420
1,000    Duluth Economic Development Authority, Hospital Facilities Revenue, Series 1992-B,
             St. Luke's Hospital (Connie Lee Insured).............................................. 6.40     05-01-18     1,049,460
2,210    Minneapolis Hospital System Revenue, Fairview Hospital, Series 1991-A
             (MBIA Insured)........................................................................ 6.50     01-01-11     2,367,772
1,500    Minneapolis Hospital System Revenue, Fairview Hospital, Series 1993-A
             (MBIA Insured)........................................................................ 5.25     11-15-19     1,395,570
  500    Minneapolis-St. Paul HRA, Health One (MBIA Insured)....................................... 6.75     08-15-14       542,945
                                                                                                                        -----------
                                                                                                                          8,689,658
         HOUSING REVENUE (23.8%):
2,000    Brooklyn Center, Multi-Family Housing Revenue, Four Courts, AMT........................... 7.50(f)  06-01-25     2,007,180
1,430    Minnesota HFA, Single Family Mortgage Revenue, Series 1991-A, AMT (FHA Insured)........... 7.45(f)  07-01-22     1,497,939
  590    Minnesota HFA, Single Family Mortgage Revenue, Series 1992-G.............................. 6.50     07-01-06       608,744
2,725    Minnetonka Senior Housing Project (Guaranteed by Presbyterian Homes of Minnesota)......... 7.70     06-01-25     2,795,441
1,400    New Brighton Multi-Family Mortgage Revenue, Polynesian Village Apartments,
             Series 1995-A, AMT.................................................................... 7.60(f)  04-01-25     1,416,128
2,265    St. Anthony Multi-Family Housing Development (Asset Guaranty Insured)..................... 6.88     07-01-22     2,373,290
2,950    St. Paul HRA, Multi-Family Housing Revenue, Pointe of St. Paul Project,
             Series 1992 (FNMA Backed) ............................................................ 6.60     10-01-12     3,066,879
                                                                                                                        -----------
                                                                                                                         13,765,601
         INDUSTRIAL REVENUE (6.2%):
2,575    Bass Brook PCR, Minnesota Power and Light................................................. 6.00     07-01-22     2,540,495
1,000    Metropolitan Council Sports Facilities Commission, Hubert H. Humphrey Metrodome........... 6.00     10-01-09     1,033,320
                                                                                                                        -----------
                                                                                                                          3,573,815
         POLLUTION CONTROL REVENUE (2.8%):
1,500    Minnesota Public Facilities Authority, Water Pollution Control Revenue, Series 1992....... 6.50     03-01-14     1,612,230
                                                                                                                        -----------
         PRE-REFUNDED/ESCROWED (9.6%):
2,555    Dakota & Washington Counties HRA, Single Family Mortgage Revenue,
             Bloomington, AMT (GNMA Backed)........................................................ 8.38(f)  09-01-21     3,234,528
  730    Duluth Economic Development Authority, Health Care Facilities Revenue, Series 1992,
              Duluth Clinic (AMBAC Insured)........................................................ 6.30     11-01-04       795,992
1,000    St. Cloud Hospital Revenue (AMBAC Insured)................................................ 6.75     07-01-01     1,102,350
  390    Southern Minnesota Municipal Power Agency (AMBAC Insured)................................. 5.50     01-01-15       384,665
                                                                                                                        -----------
                                                                                                                          5,517,535
         TRANSPORTATION REVENUE (1.2%):
  700    Puerto Rico Commonwealth, Highway & Transportation Authority.............................. 5.50     07-01-26       665,581
                                                                                                                        -----------
         UTILITY REVENUE (13.9%):
1,000    Anoka County Solid Waste Disposal, National Rural Co-Op Utility, AMT...................... 6.95(f)  12-01-08     1,065,770
1,500    Northern Minnesota Municipal Power Agency, Electric System, Series A...................... 5.00     01-01-21     1,337,520
1,250    Northern Minnesota Municipal Power Agency, Electric System, Series B
             (AMBAC Insured)....................................................................... 5.50     01-01-18     1,225,338
1,000    Southern Minnesota Municipal Power Agency (FGIC Insured).................................. 5.75     01-01-11     1,024,380
  610    Southern Minnesota Municipal Power Agency (AMBAC Insured)................................. 5.50     01-01-15       596,885
  580    Southern Minnesota Municipal Power Agency (FGIC Insured).................................. 5.00     01-01-16       534,772
2,275    Western Minnesota Municipal Power Agency (MBIA Insured)................................... 5.50     01-01-15     2,226,087
                                                                                                                        -----------
                                                                                                                          8,010,752
              TOTAL MUNICIPAL BONDS (cost: $54,656,911)                                                                  56,607,549
                                                                                                                        -----------
         SHORT-TERM SECURITIES (0.3%):
  170    Federated Minnesota Municipal Cash Trust.................................................. 3.52(c)                 170,000
                                                                                                                        -----------
              TOTAL SHORT-TERM SECURITIES (cost: $170,000)                                                                  170,000
                                                                                                                        -----------
              TOTAL INVESTMENTS IN SECURITIES (cost: $54,826,911) (d)                                                   $56,777,549
                                                                                                                        ===========
See accompanying notes to investments in securities.

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND II, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                                            SEPTEMBER 30, 1996
-----------------------------------------------------------------------------------------------------------------------------------
        PRINCIPAL
         AMOUNT                                                                                  COUPON                   MARKET
         ($000)         NAME OF ISSUER (b)                                                        RATE       MATURITY      VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------------
         (PERCENTAGE OF EACH INVESTMENT  CATEGORY RELATES TO TOTAL NET ASSETS.)
         MUNICIPAL BONDS (98.5%):
         EDUCATION REVENUE (7.8%):
$1,250   Minnesota Higher Education Facilities Authority Revenue, Macalester College............... 5.55%   03-01-16   $  1,233,863
1,000    Minnesota Higher Education Facilities Authority Revenue, Series 4A-1,
             St. Thomas University................................................................. 5.63    10-01-21        975,760
1,050    Minnesota Higher Education Facilities Authority Revenue, Series R1,
             St. Thomas University................................................................. 5.60    10-01-15      1,031,930
  275    Minnesota Higher Education Facilities Authority Revenue, Series R2,
             St. Thomas University................................................................. 5.60    09-01-14        270,710
1,150    Minnesota State University Board Revenue, Series 1993-A, State University System.......... 6.10    06-30-23      1,172,724
4,115    Minnesota State University Board Revenue, Series 1993-C, State University System
             (MBIA Insured)........................................................................ 5.60    06-30-16      4,085,454
3,720    Minnesota State University Board Revenue, Series 1993-C, State University System
             (MBIA Insured)........................................................................ 5.60    06-30-19      3,653,933
                                                                                                                       ------------
                                                                                                                         12,424,374
         GENERAL OBLIGATION (15.3%):
3,700    Becker, AMT (MBIA Insured)................................................................ 6.25(f) 08-01-15      3,857,657
4,030    Buffalo Independent School District (FSA Insured)......................................... 6.15    02-01-22      4,120,635
  550    Esko Independent School District (FSA Insured)............................................ 5.65    04-01-12        555,043
1,000    Hawley Independent School District (FSA Insured).......................................... 5.75    02-01-17      1,005,650
3,225    Melrose Independent School District #740, Series A (FSA Insured).......................... 5.63    02-01-13      3,232,805
3,000    Minneapolis Convention Center Facilities.................................................. 5.40    04-01-12      2,966,520
1,000    Minnesota State........................................................................... 5.38    08-01-11        990,850
2,925    Red Wing Independent School District #256, Series 1993-A.................................. 5.70    02-01-12      2,951,033
1,625    Red Wing Independent School District #256, Series 1993-A.................................. 5.70    02-01-13      1,636,001
1,270    Rosemount Independent School District #196................................................ 5.70    04-01-12      1,281,125
1,705    Stewartville Independent School District #534............................................. 5.75    02-01-17      1,705,972
                                                                                                                       ------------
                                                                                                                         24,303,291
         HEALTH CARE REVENUE (17.8%):
4,000    Bloomington Health Care Facilities, Masonic Home Care Center (AMBAC Insured).............. 5.88    07-01-22      3,996,920
1,195    Brainerd Lutheran Hospital, Health Care Facilities, Series A (FSA Insured)................ 6.65    03-01-17      1,281,052
1,250    Detroit Lakes Benedictine Health Systems, St. Mary's Hospital (Connie Lee Insured)........ 6.00    02-15-19      1,257,250
  720    Duluth Economic Development Authority, Hospital Facilities Revenue,
             Duluth Clinic (AMBAC Insured)......................................................... 6.20    11-01-12        749,642
3,890    Duluth Economic Development Authority, Hospital Facilities Revenue, Series 1992,
             Duluth Clinic (AMBAC Insured) ........................................................ 6.30    11-01-22      4,062,327
6,000    Duluth Economic Development Authority, Hospital Facilities Revenue, Series 1993-C,
             St. Mary's Hospital (Connie Lee Insured).............................................. 6.00    02-15-20      6,050,520
1,000    Minneapolis Health Care Facilities, Series 1993-A, Fairview Hospital (MBIA Insured)....... 5.25    11-15-19        930,380
2,105    Minneapolis Housing and Redevelopment Authority, Health One (MBIA Insured)................ 7.40    08-15-11      2,320,278
1,500    Minneapolis-St. Paul HRA, Childrens Health Care (FSA Insured )............................ 5.50    08-15-25      1,437,195
6,480    Robbinsdale North Memorial Medical Center, Series 1993-B (AMBAC Insured).................. 5.50    05-15-23      6,209,006
                                                                                                                       ------------
                                                                                                                         28,294,570
         HOUSING REVENUE (21.2%):
1,105    Chanhassen Multi-Family Housing, Heritage Park Project (FHA Insured)...................... 6.20    07-01-30      1,104,867
1,880    Dakota County HRA, Multi-Family Mortgage Revenue, Imperial Ridge Project,
             Series 1993-A (GNMA Backed)........................................................... 6.10    12-15-28      1,896,206
1,300    Minneapolis Multi-Family Housing Revenue, Olson Townhomes, Section 8, AMT................. 6.00(f) 12-01-19      1,260,363
1,115    Minnesota HFA, Multi-Family Rental Housing, Series-D...................................... 5.90    02-01-14      1,118,702
2,295    Minnesota HFA, Multi-Family Rental Housing, Series-D...................................... 6.00    08-01-22      2,294,771
1,550    Minnesota HFA, Single Family Housing, Series 1994-F....................................... 6.30    07-01-25      1,586,890
1,715    Minnesota HFA, Single Family Mortgage Revenue, AMT........................................ 7.05(f) 07-01-22      1,781,302
4,160    Minnesota HFA, Single Family Mortgage Revenue, Series 1992-B2, AMT........................ 6.15(f) 01-01-26      4,153,926
4,205    Minnesota HFA, Single Family Mortgage Revenue, Series 1992-C2, AMT........................ 6.15(f) 07-01-23      4,199,029
3,845    Minnesota HFA, Single Family Mortgage Revenue, Series 1994-J, AMT......................... 6.95(f) 07-01-26      4,009,528
1,225    Minnetonka Senior Housing Project (Guaranteed by Presbyterian Homes of Minnesota)......... 7.25    06-01-09      1,273,106
  760    Minnetonka Senior Housing Project (Guaranteed by Presbyterian Homes of Minnesota)......... 7.50    06-01-14        787,884
2,365    Minnetonka Senior Housing Project (Guaranteed by Presbyterian Homes of Minnesota)......... 7.55    06-01-19      2,426,561
3,820    New Brighton, Multi-Family Mortgage Revenue, Polynesian Village Apartments,
             Series 1995-A, AMT.................................................................... 7.60(f) 04-01-25      3,864,006
2,000    St. Paul HRA, Single Family Mortgage Revenue (FNMA Backed)................................ 6.40    03-01-21      2,056,500
                                                                                                                       ------------
                                                                                                                         33,813,641
         INDUSTRIAL REVENUE (8.3%):
7,660    Bass Brook PCR, Minnesota Power and Light................................................. 6.00    07-01-22      7,557,356
5,520    Metropolitan Council Sports Facilities Commission, Hubert H. Humphrey Metrodome........... 6.00    10-01-09      5,703,926
                                                                                                                       ------------
                                                                                                                         13,261,282
         POLLUTION CONTROL REVENUE (2.9%):
1,000    Minnesota Public Facilities Authority, Water Pollution Control Revenue Bonds.............. 6.25    03-01-16      1,048,580
3,300    Minnesota Public Facilities Authority, Water Pollution Control Revenue Bonds,
              Series 1992.......................................................................... 6.50    03-01-14      3,546,906
                                                                                                                       ------------
                                                                                                                          4,595,486
         PRE-REFUNDED/ESCROWED (12.8%):
5,500    Dakota & Washington Counties HRA, Single Family Mortgage Revenue,
             Bloomington, AMT (GNMA Backed)........................................................ 8.38(f) 09-01-21      6,962,780
  280    Duluth Economic Development Authority, Hospital Facilities Revenue,
             Duluth Clinic (AMBAC Insured)......................................................... 6.20    11-01-04        303,425
1,300    Duluth Economic Development Authority, Hospital Facilities Revenue,
             Series 1992, Duluth Clinic (AMBAC Insured)............................................ 6.30    11-01-04      1,417,520
4,200    St. Paul, Sales Tax Revenue, Civic Center (MBIA Insured).................................. 5.55    11-01-23      4,025,154
2,300    St. Paul HRA, Sales Tax Revenue, Civic Center............................................. 5.55    11-01-23      2,201,836
3,715    Southern Minnesota Municipal Power Agency Power Supply.................................... 5.75    07-01-16      3,737,327
1,535    Western Minnesota Municipal Power Agency.................................................. 6.63    01-01-16      1,678,661
                                                                                                                       ------------
                                                                                                                         20,326,703
         TRANSPORTATION REVENUE (3.6%):
6,000    Puerto Rico Commonwealth, Highway & Transportation Authority.............................. 5.50    07-01-26      5,704,980
                                                                                                                       ------------
         UTILITY REVENUE (8.8%):
7,205    Northern Minnesota Municipal Power Agency, Electric System, Series B
             (AMBAC Insured)....................................................................... 5.50    01-01-18      7,062,845
2,000    Puerto Rico Electric, Power Authority..................................................... 5.25    07-01-21      1,824,460
3,565    Southern Minnesota Municipal Power Agency (FGIC Insured).................................. 5.75    01-01-18      3,560,294
1,605    Western Minnesota Municipal Power Agency (MBIA Insured)................................... 5.50    01-01-15      1,570,492
                                                                                                                       ------------
                                                                                                                         14,018,091
              TOTAL INVESTMENTS IN SECURITIES (cost: $155,257,100) (d)                                                 $156,742,418
                                                                                                                       ============

See accompanying notes to investments in securities.

VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND III, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                                         SEPTEMBER 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                                                      COUPON                   MARKET
  ($000)         NAME OF ISSUER (b)                                                            RATE      MATURITY      VALUE (a)
--------------------------------------------------------------------------------------------------------------------------------
         (PERCENTAGE OF EACH INVESTMENT  CATEGORY RELATES TO TOTAL NET ASSETS.)
         MUNICIPAL BONDS (97.9%):
         EDUCATION REVENUE (11.7%):
1,010    Minnesota Higher Education Facilities Authority Revenue, Series 4A-1,
             St. Thomas University......................................................       5.63%     10-01-21    $   985,518
1,000    Minnesota Higher Education Facilities Authority Revenue, Series R1,
             St. Thomas University......................................................       5.60      10-01-15        982,790
1,000    Minnesota Higher Education Facilities, Series 3-Q, St. Mary's College..........       6.15      10-01-23      1,000,680
1,275    Minnesota Higher Education Facilities, Series 3-W, St. Benedict College........       6.38      03-01-20      1,296,356
  200    Minnesota Higher Education Facilities, Series 4-C, Macalester College..........       5.50      03-01-12        194,126
                                                                                                                     -----------
                                                                                                                       4,459,470
         GENERAL OBLIGATION (13.0%):
2,245    Esko Independent School District (FSA Insured).................................       5.75      04-01-17      2,256,607
1,000    Prior Lake Independent School District (FGIC Insured)..........................       5.25      02-01-16        956,630
1,750    Red Wing Independent School District #256, Series 1993-A.......................       5.70      02-01-11      1,767,430
                                                                                                                     -----------
                                                                                                                       4,980,667
         HEALTH CARE REVENUE (14.8%):
1,080    Duluth Economic Development Authority, Hospital Facilities Revenue,
             Duluth Clinic (AMBAC Insured)..............................................       6.20      11-01-12      1,124,464
2,000    Princeton, Fairview Hospital Revenue, Series 1991-C (MBIA Insured).............       6.25      01-01-21      2,075,200
1,500    Robbinsdale, North Memorial Medical Center, Series 1993-B (AMBAC Insured)......       5.50      05-15-23      1,437,270
1,000    Wadena County Health Care Facilities Revenue...................................       7.75      09-01-24      1,030,430
                                                                                                                     -----------
                                                                                                                       5,667,364
         HOUSING REVENUE (23.6%):
1,000    Brooklyn Center, Multi-Family Housing Revenue, Four Courts, AMT................       7.50(f)   06-01-25      1,003,590
2,000    Burnsville Multi-Family Mortgage Revenue, Series A (FSA Insured) ..............       7.10      01-01-30      2,126,560
1,000    Edina HRA, Edina Park Plaza (FHA Insured)......................................       7.70      12-01-28      1,052,130
1,000    Minneapolis, Findley Place, Series 1994, AMT...................................       7.00(f)   12-01-16      1,048,800
1,425    Minneapolis Multi-Family Housing Revenue, Olson Townhomes, AMT.................       6.00(f)   12-01-19      1,381,552
1,585    Minnesota HFA, Single Family Mortgage Revenue, Series 1991-A, AMT (FHA Insured)       7.45(f)   07-01-22      1,660,303
  750    Minnesota HFA, Single Family Mortgage Revenue, Series C, AMT (FHA Insured).....       9.00(f)   08-01-18        779,212
                                                                                                                     -----------
                                                                                                                       9,052,147
         INDUSTRIAL REVENUE (11.1%):
1,505    Bass Brook PCR, Minnesota Power and Light......................................       6.00      07-01-22      1,484,833
2,820    Minnesota Public Facility Authority, Water Pollution Control...................       5.40      03-01-15      2,777,841
                                                                                                                     -----------
                                                                                                                       4,262,674
         PRE-REFUNDED/ESCROW (11.7%):
  420    Duluth Economic Development Authority, Hospital Facilities Revenue,
             Duluth Clinic (AMBAC Insured)..............................................       6.20      11-01-04        455,137
1,300    St. Paul HRA, Sales Tax Revenue, Civic Center .................................       5.55      11-01-23      1,245,881
2,580    University of Minnesota Hospital...............................................       6.75      12-01-16      2,797,984
                                                                                                                     -----------
                                                                                                                       4,499,002
         TRANSPORTATION REVENUE (3.2%):
1,300    Puerto Rico Commonwealth, Highway & Transportation Authority...................       5.50      07-01-26      1,236,079
                                                                                                                     -----------
         UTILITY REVENUE (8.8%):
1,500    Moorhead Public Utilities Revenue (MBIA Insured)...............................       6.25      11-01-12      1,559,010
1,800    Southern Minnesota Municipal Power Agency (FGIC Insured).......................       5.75      01-01-18      1,797,624
                                                                                                                     -----------
                                                                                                                       3,356,634
              TOTAL MUNICIPAL BONDS (cost: $36,748,277)                                                               37,514,037
                                                                                                                     -----------
         SHORT-TERM SECURITIES (0.5%):
  210    Federated Minnesota Municipal Cash Trust......................................        3.52(c)                   210,000
                                                                                                                     -----------
              TOTAL SHORT-TERM SECURITIES (cost: $210,000)                                                               210,000
                                                                                                                     -----------
              TOTAL INVESTMENTS IN SECURITIES (cost: $36,958,277) (d)                                                $37,724,037
                                                                                                                     ===========

See accompanying notes to investments in securities.

VOYAGEUR ARIZONA MUNICIPAL INCOME FUND, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                                             SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
        PRINCIPAL
         AMOUNT                                                                                     COUPON                    MARKET
         ($000)         NAME OF ISSUER (b)                                                           RATE    MATURITY      VALUE (a)
------------------------------------------------------------------------------------------------------------------------------------
         (PERCENTAGE OF EACH INVESTMENT  CATEGORY RELATES TO TOTAL NET ASSETS.)
         ARIZONA MUNICIPAL BONDS  (98.7%):
         EDUCATION REVENUE (5.2%):
$1,395   Maricopa County, Washington Elementary Unified School District #6 (AMBAC Insured).........5.38%     07-01-14   $ 1,369,067
1,000    University of Arizona.....................................................................6.25      06-01-11     1,051,430
1,000    University of Arizona.....................................................................6.35      06-01-14     1,061,450
                                                                                                                        -----------
                                                                                                                          3,481,947
         GENERAL OBLIGATION (31.6%):
1,500    Eagle Mountain Community Facilities, District A2..........................................6.40      07-01-17     1,526,175
3,400    Maricopa County, Alhambra Elementary School District #68 (AMBAC Insured)..................5.63      07-01-13     3,410,166
3,000    Maricopa County Unified School District #11...............................................5.50      07-01-10     2,945,850
1,500    Maricopa County Unified School District #41...............................................6.25      07-01-15     1,584,300
2,000    Maricopa County Unified School District #48...............................................5.00      07-01-10     1,907,940
1,800    Mesa General Obligation Project of 1987 (MBIA Insured)....................................5.70      07-01-08     1,842,822
1,500    Mohave County Unified School District #1 (FGIC Insured)...................................5.90      07-01-15     1,527,870
2,000    Pima County Unified School District #6 (FGIC Insured).....................................5.75      07-01-12     2,035,560
  600    Santa Cruz Valley Unified School District #35 (AMBAC Insured).............................5.80      07-01-09       618,366
1,000    Tempe, Series B...........................................................................6.00      07-01-12     1,021,570
1,000    Tucson....................................................................................5.38      07-01-20       968,000
1,630    Yavapai County Unified School District #22 (FGIC Insured).................................5.95      07-01-14     1,671,484
                                                                                                                        -----------
                                                                                                                         21,060,103
         HEALTH CARE REVENUE (14.5%):
1,500    Arizona Hospital Health Facilities Authority (MBIA Insured)...............................6.25      09-01-11     1,572,720
1,750    Maricopa County Health Facilities, Catholic Health Care West, Series A (MBIA Insured)     5.75      07-01-11     1,760,693
1,100    Maricopa County Health Facilities, Catholic Health Care West, Series A (MBIA Insured)     6.00      07-01-21     1,110,043
  300    Maricopa County Industrial Development Authority, Baptist Hospital (MBIA Insured).........5.50      09-01-13       296,088
  500    Mohave County Industrial Development Authority, Baptist Hospital (MBIA Insured)...........5.50      09-01-21       480,970
  150    Mohave County Baptist Hospital (MBIA Insured).............................................5.75      09-01-26       148,093
1,500    Scottsdale Industrial Development Authority, Scottsdale Memorial Hospital
             (AMBAC Insured).......................................................................5.25      09-01-18     1,416,045
1,360    University of Arizona Medical Center (MBIA Insured).......................................5.00      07-01-13     1,266,337
  700    University of Arizona Medical Center (MBIA Insured).......................................6.25      07-01-16       728,672
1,000    University of Arizona Medical Center (MBIA Insured).......................................5.00      07-01-21       896,690
                                                                                                                        -----------
                                                                                                                          9,676,351
         HOUSING REVENUE (6.3%):
1,230    Peoria Multi-Family Housing Mortgage Revenue (GNMA Backed)................................7.30      02-20-28     1,321,032
  500    Phoenix Industrial Development Authority, Multi-Family Mortgage Revenue
             (FHA Insured).........................................................................6.80      11-01-25       518,170
2,305    Tempe Industrial Development Authority, Multi-Family Mortgage Revenue
             (FHA Insured).........................................................................6.13      06-01-10     2,371,061
                                                                                                                        -----------
                                                                                                                          4,210,263
         INDUSTRIAL REVENUE (4.1%):
1,750    Maricopa County Stadium District (MBIA Insured)...........................................5.50      07-01-13     1,744,155
1,000    Navajo County Pollution Control Corporation (AMBAC Insured)...............................5.50      08-15-28       957,960
                                                                                                                        -----------
         LEASE REVENUE (3.6%):
2,300    Scottsdale Municipal Property Corporation (FGIC Insured)..................................6.25      11-01-14     2,384,456
                                                                                                                        -----------
         SALES TAX REVENUE (3.4%):
2,290    Oro Valley, Canada Hills Water Revenue (MBIA Insured).....................................5.45      07-01-14     2,266,688
                                                                                                                        -----------
         TRANSPORTATION REVENUE (11.1%):
1,000    Arizona State Transportation Board........................................................5.25      07-01-09       990,750
1,300    City of Phoenix, Junior Lien Street & Highway (FGIC Insured)..............................6.25      07-01-11     1,370,798
2,000    Tucson Airport Authority Revenue Funding (MBIA Insured)...................................5.70      06-01-13     2,008,500
3,000    Tucson Street & Highway User Revenue (MBIA Insured).......................................5.50      07-01-12     3,001,770
                                                                                                                        -----------
                                                                                                                          7,371,818
         UTILITY REVENUE (18.9%):
1,050    Chandler Water & Sewer (FGIC Insured).....................................................5.00      07-01-08     1,019,046
1,150    Chandler Water & Sewer (FGIC Insured).....................................................5.00      07-01-09     1,104,828
2,000    Phoenix Civic Improvement Corporation (AMBAC Insured).....................................5.50      07-01-21     1,939,360
1,000    Phoenix Civic Improvement Corporation, Water System Revenue, Junior Lien..................5.60      07-01-18       993,690
2,000    Phoenix Water System Revenue..............................................................5.50      07-01-22     1,940,880
2,000    Salt River Project, Electric System Revenue...............................................6.25      01-01-27     2,070,380
3,500    Tucson Water Revenue Refunding, Series A (FGIC Insured)...................................5.75      07-01-18     3,503,990
                                                                                                                        -----------
                                                                                                                         12,572,174
              TOTAL INVESTMENTS IN SECURITIES (cost: $64,250,354) (d)                                                   $65,725,915
                                                                                                                        ===========


See accompanying notes to investments in securities.


VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND
INVESTMENTS IN SECURITIES (UNAUDITED)                                                                             SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
        PRINCIPAL
         AMOUNT                                                                                  COUPON                      MARKET
         ($000)         NAME OF ISSUER (b)                                                        RATE       MATURITY      VALUE (a)
------------------------------------------------------------------------------------------------------------------------------------
         (PERCENTAGE OF EACH INVESTMENT  CATEGORY RELATES TO TOTAL NET ASSETS.)
         FLORIDA MUNICIPAL BONDS  (98.0%):
         CERTIFICATES OF PARTICIPATION (13.1%)
$1,000   Dade County School Board Revenue, (AMBAC Insured).........................................5.60%    08-01-17   $   990,210
5,000    Escambia County School District Revenue (MBIA Insured)....................................5.50     02-01-22     4,840,350
1,250    St. Lucie School Board Revenue (FSA Insured)..............................................5.38     07-01-19     1,189,287
                                                                                                                       -----------
                                                                                                                         7,019,847
         EDUCATION (2.3%):
1,250    State of Florida Board of Regents, University System Improvements Revenue
             (MBIA Insured)........................................................................5.63     07-01-21     1,235,887
                                                                                                                       -----------
         GENERAL OBLIGATION  (2.0%):
1,000    Dade County Seaport (AMBAC Insured).......................................................6.25     10-01-21     1,080,490
                                                                                                                       -----------
         HEALTH CARE (19.8%):
1,000    Hillsborough County Industrial Development Authority Revenue, Alleghany Health System
             (MBIA Insured)........................................................................5.75     12-01-21       980,370
2,500    Lakeland Hospital System Revenue, Lakeland Regional Medical Center
             (FGIC Insured)........................................................................5.75     11-15-15     2,476,925
2,000    Orange County Health Facilities Authority Revenue, Adventist Health System
              (AMBAC Insured)......................................................................5.50     11-15-15     1,937,800
1,500    Orange County Health Facilities Authority Revenue, Adventist Health System
              (AMBAC Insured)......................................................................5.75     11-15-25     1,481,085
1,500    Palm Beach County Health Facilities Authority Revenue, Jupiter Medical Center
             Project (FSA Insured).................................................................5.25     08-01-18     1,401,975
2,405    Venice Health Care Revenue, Bon Secours Health System Project (MBIA Insured)..............5.60     08-15-16     2,359,618
                                                                                                                       -----------
                                                                                                                        10,637,773
         HOUSING (9.6%):
2,510    Florida State Housing Revenue, Leigh Meadows Project (AMBAC Insured)......................6.30     09-01-36     2,520,266
1,120    Florida State Housing Revenue, Woodbridge Project (AMBAC Insured).........................6.05     12-01-16     1,126,597
1,500    Florida State Housing Revenue, Woodbridge Project (AMBAC Insured).........................6.25     12-01-36     1,506,180
                                                                                                                       -----------
                                                                                                                         5,153,043
         PRE-REFUNDED/ESCROWED (2.5%):
1,250    Palm Beach County Health Facilities Authority Revenue, JFK  (FSA Insured).................5.75     12-01-03     1,338,225
                                                                                                                       -----------
         SALES TAX & MISCELLANEOUS REVENUE  (20.4%):
1,500    Boca Raton Community Redevelopment Tax Increment Revenue, Minzer Park Project
             (FGIC Insured)........................................................................5.88     03-01-13     1,523,775
1,000    Dade County Professional Sports Franchise Facilities Revenue, (FGIC Insured)..............6.00     10-01-22     1,017,780
1,000    Miami Beach Resort Tax Revenue (AMBAC Insured)............................................5.50     10-01-16       979,810
3,000    Orange County Public Service Tax Revenue (FGIC Insured)...................................6.00     10-01-24     3,067,890
1,000    Orange County Sales Tax Revenue (FGIC Insured)............................................6.13     01-01-19     1,018,500
2,300    Reedy Creek Improvement District Revenue (MBIA Insured)...................................5.75     06-01-13     2,327,968
1,000    Tampa Utilities Tax Revenue (AMBAC Insured)...............................................6.00     10-01-15     1,013,760
                                                                                                                       -----------
                                                                                                                        10,949,483
         TRANSPORTATION (5.7%):
1,500    Dade County Aviation Revenue (MBIA Insured)...............................................5.60     10-01-26     1,476,435
1,600    Hillsborough County Aviation Authority Revenue, Tampa International Airport
             (FGIC Insured)........................................................................5.60     10-01-19     1,567,584
                                                                                                                       -----------
                                                                                                                         3,044,019
         UTILITY REVENUE (22.6%):
1,000    City of Panama, Beach Water & Sewer (AMBAC Insured).......................................5.50     06-01-18       969,160
1,700    Florida Keys Aqueduct Water Revenue (AMBAC Insured).......................................5.25     09-01-21     1,592,356
1,250    Florida State Municipal Power Agency Revenue, St. Lucie Project
             (FGIC Insured)........................................................................5.70     10-01-16     1,236,775
1,500    Indian River County Water & Sewer Revenue (FGIC Insured)..................................5.50     09-01-16     1,469,715
1,000    Kissimmee Utility Authority Revenue, Electrical Systems Improvement
             (FGIC Insured)........................................................................5.50     10-01-15       980,380
1,500    Sarasota County Utility System Revenue (FGIC Insured).....................................5.50     10-01-22     1,436,070
2,000    Seacoast Utility Authority, Water & Sewer Revenue (FGIC Insured)..........................5.50     03-01-16     1,988,100
2,500    Sunrise Utility System Revenue (AMBAC Insured)............................................5.75     10-01-26     2,496,450
                                                                                                                       -----------
                                                                                                                        12,169,006
              TOTAL FLORIDA MUNICIPAL BONDS (cost: $51,822,633)                                                         52,627,773
                                                                                                                       -----------
         SHORT-TERM SECURITIES (0.6%):
  310    Federated Tax-Free Obligations Fund.......................................................3.62(c)                 310,000
                                                                                                                       -----------
              TOTAL SHORT-TERM SECURITIES (cost: $310,000)                                                                 310,000
                                                                                                                       -----------
              TOTAL INVESTMENTS IN SECURITIES (cost: $52,132,633) (d)                                                  $52,937,773
                                                                                                                       ===========

See accompanying notes to investments in securities.

VOYAGEUR COLORADO INSURED MUNICIPAL INCOME FUND, INC.
INVESTMENTS IN SECURITIES (UNAUDITED)                                                                           SEPTEMBER 30, 1996
----------------------------------------------------------------------------------------------------------------------------------
        PRINCIPAL
         AMOUNT                                                                                  COUPON                    MARKET
         ($000)         NAME OF ISSUER (b)                                                        RATE       MATURITY     VALUE (a)
----------------------------------------------------------------------------------------------------------------------------------
         (PERCENTAGE OF EACH INVESTMENT  CATEGORY RELATES TO TOTAL NET ASSETS.)
         COLORADO MUNICIPAL BONDS (97.9%):
         CERTIFICATES OF PARTICIPATION (1.9%):
$2,000   Araphoe County Colorado Library District  (MBIA Insured)..................................5.70%    12-15-10  $  2,030,120
                                                                                                                      ------------
         EDUCATION REVENUE (13.0%):
1,000    Colorado Mountain College Residence Hall Authority Revenue (MBIA Insured).................5.75     06-01-23       994,510
4,000    Colorado Postsecondary  Education Facility Authority Revenue,
             University of Denver Project (Connie Lee Insured).....................................6.00     03-01-16     3,977,080
2,500    Colorado State Board of Agriculture Revenue Refunding,
             Colorado State University, Auxiliary Facilities (MBIA Insured)........................6.40     03-01-11     2,637,100
1,250    Colorado State Board of Agriculture Revenue Refunding &
             Improvement, Fort Lewis College (FGIC Insured)........................................6.50     10-01-12     1,340,850
  500    Colorado State Board Community College &* Occupational Education Revenue
             (AMBAC Insured).......................................................................5.75     11-01-11       511,080
2,000    Colorado State Colleges Board of Trustees, Adams State College (MBIA Insured).............5.75     05-15-19     1,989,820
1,330    Colorado State Colleges Board of Trustees, Mesa State College Series A (MBIA Insured)     5.75     05-15-11     1,356,494
1,000    University of Colorado, University Revenue, Research Building Revolving Fund
             (MBIA Insured)........................................................................6.13     06-01-12     1,039,540
                                                                                                                      ------------
                                                                                                                        13,841,344
         GENERAL OBLIGATION (29.0%):
2,350    Adams & Weld Counties School District #275, Brighton (FGIC Insured).......................5.60     12-01-12     2,355,217
3,000    Boulder Larimer & Weld Counties, St. Vrain Vy School District
             Revenue Refunding, Series A (MBIA Insured)............................................6.00     12-15-10     3,110,340
2,350    Denver City & County School District #1 Refunding, Series A (MBIA Insured)................5.13     12-01-12     2,234,732
  225    El Paso County School District #020 (FSA Insured).........................................5.55     12-15-14       224,469
3,750    Highlands Ranch Metropolitan District #2 Revenue Refunding (FSA Insured)..................5.00     06-15-16     3,490,387
5,075    Jefferson County School District #R-001 (AMBAC Insured )..................................6.00     12-15-12     5,240,293
2,435    Jefferson County School District #R-001 (AMBAC Insured)...................................6.25     12-15-12     2,549,713
3,450    LaPlata County School District #9-R Durango (MBIA Insured)................................5.25     11-01-17     3,276,948
1,000    Larimer County School District #R 1, Poudre Improvement (MBIA Insured)....................5.63     12-15-12     1,006,430
1,000    Larimer & Weld Counties School District #Re-5J (AMBAC Insured)............................5.75     11-15-20       997,340
1,700    Larimer & Weld Counties School District #Re-5J (MBIA Insured).............................5.75     11-15-20     1,699,864
1,405    Pueblo County (MBIA Insured)..............................................................5.80     06-01-11     1,431,302
1,000    Pueblo County School District #070, Series B (MBIA Insured)...............................5.30     12-01-11       958,130
2,200    Woodmoor Water and Sanitation District #1 (FGIC Insured)..................................5.60     12-01-11     2,219,426
                                                                                                                      ------------
                                                                                                                        30,794,591
         HEALTH CARE REVENUE (19.0%):
2,625    Colorado Health Facilities Authority Revenue, Boulder Community
             Hospital Project, Series 1994 B (MBIA Insured)........................................5.88     10-01-23     2,639,779
1,000    Colorado Health Facilities Authority Revenue, Childrens Hospital Association
             (MBIA Insured)........................................................................5.25     10-01-26       937,030
2,000    Colorado Health Facilities Authority Revenue, North Colorado Medical Center
             (MBIA Insured)........................................................................5.95     05-15-12     2,031,640
1,000    Colorado Health Facilities Authority Revenue, North Colorado
             Medical Center (MBIA Insured).........................................................6.00     05-15-20     1,009,970
2,000    Colorado Health Facilities Authority Revenue, Sisters of Charity
             Health Care, Series A (AMBAC Insured).................................................6.00     05-15-22     2,016,120
3,500    Logan County Health Care Facilities Revenue, Western Health Network Inc.
             (MBIA Insured)........................................................................5.90     01-01-19     3,506,405
7,625    University of Colorado Hospital Authority, Hospital Revenue,
             Series A (AMBAC Insured)..............................................................6.40     11-15-22     8,018,221
                                                                                                                      ------------
         HOUSING REVENUE (1.9%):
2,000    Snowmass Village Multi-Family Housing, Revenue Refunding
             Essential Function Housing  (FSA Insured).............................................6.25    12-15-16     2,053,960
                                                                                                                      ------------
         MISCELLANEOUS & SALES TAX REVENUE (11.7):
1,000    Castle Rock Sales & Use Tax Revenue (FSA Insured).........................................5.65     06-01-11     1,011,050
1,755    Castle Rock Sales & Use Tax Revenue (FSA Insured).........................................5.90     06-01-16     1,774,147
4,500    Douglas County Sales & Use Tax Revenue (MBIA Insured).....................................5.50     10-15-11     4,472,595
5,000    City of Westminister County Sales & Use Tax Refunding Revenue,
             Series A (FGIC Insured)...............................................................6.25     12-01-12     5,198,800
                                                                                                                      ------------
                                                                                                                        12,456,592
         POLLUTION CONTROL REVENUE (1.4%):
1,500    Adams County Pollution Control Revenue Refunding, Public
             Service Company Project, Series A (MBIA Insured)......................................5.88     04-01-14     1,508,580
                                                                                                                      ------------
         TRANSPORTATION REVENUE (12.0%):
4,500    Arapahoe County Capital Improvements Revenue (MBIA Insured)...............................6.05     08-31-15     4,650,345
1,000    Denver City & County Airport Revenue, Series A (MBIA Insured).............................5.50     11-15-25       967,530
2,500    Denver City & County Airport Revenue, Series A (MBIA Insured).............................5.60     11-15-20     2,454,400
4,500    Regional Transportation District Sales Tax Revenue Refunding
             & Improvement (FGIC Insured)..........................................................6.25     11-01-12     4,709,385
                                                                                                                      ------------
                                                                                                                        12,781,660
         UTILITY REVENUE  (8.0%):
2,000    Left Hand Water District Colorado Water Revenue (MBIA Insured)............................5.70     11-15-15     2,002,900
5,000    Municipal Subdistrict Northern Colorado Water Conservancy District Revenue
             Series F (AMBAC Insured)..............................................................6.50     12-01-12     5,508,650
1,000    Woodland Park Waste Water Utility Revenue (MBIA Insured)..................................5.50     12-01-15       985,940
                                                                                                                      ------------
                                                                                                                         8,497,490
              TOTAL INVESTMENTS IN SECURITIES (cost: $103,822,949) (d)                                                $104,123,502
                                                                                                                      ============

See accompanying notes to investments in securities.



THE VOYAGEUR FUNDS
NOTES TO INVESTMENTS IN SECURITIES (UNAUDITED)

(a) Securities are valued by procedures described in note 2 to the Financial Statements.

(b) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                                      AAA/AAA    AA/AA      A/A      BAA      UNRATED  TOTAL
                                                      -------    -----      ---      ---      -------  -----
Minnesota Municipal Income Fund, Inc...............     55%       15%       15%       4%        11%      100%
Minnesota Municipal Income Fund II, Inc............     58%       16%       15%       6%         5%      100%
Minnesota Municipal Income Fund III, Inc...........     55%       10%       20%      10%         5%      100%
Arizona Municipal Income Fund, Inc.................     76%       17%        7%      --         --       100%
Florida Insured Municipal Income Fund..............    100%       --        --       --         --       100%
Colorado Insured Municipal Income Fund, Inc........    100%       --        --       --         --       100%

(c) Dividend yields change daily to reflect current market conditions. Rate shown is the quoted yield as of September 30, 1996.

(d)  The cost of  securities  for  federal  income tax  purposes  for  Minnesota
     Municipal, Minnesota Municipal II, Minnesota Municipal III, Arizona Municipal, Florida Insured Municipal and Colorado Insured Municipal was $54,826,911, $155,296,334, $36,958,277, $64,250,354, $52,132,633 and
     $103,822,949, respectively. The aggregate gross unrealized appreciation and depreciation of securities based on these costs were as follows:

                                                     GROSS               GROSS             NET
                                                  UNREALIZED          UNREALIZED       UNREALIZED
                                                 APPRECIATION       (DEPRECIATION)    APPRECIATION
                                                 ------------       --------------    ------------
Minnesota Municipal Income Fund, Inc.............   2,163,834          (213,196)        1,950,638
Minnesota Municipal Income Fund II, Inc..........   2,388,382          (942,298)        1,446,084
Minnesota Municipal Income Fund III, Inc.........     956,695          (190,935)          765,760
Arizona Municipal Income Fund, Inc...............   1,631,738          (156,177)        1,475,561
Florida Insured Municipal Income Fund............     891,061           (85,921)          805,140
Colorado Insured Municipal Income Fund, Inc......   1,079,656          (779,103)          300,553

(e) At September 30, 1996, the cost of securities purchased on a when-issued basis was $5,461,950 for Colorado Insured Municipal Income Fund.

(f) Securities represent private activity bonds issued after August 7, 1986. The interest on these securities is a tax preference item for Alternative Minimum Tax purposes. The ratio of private activity bonds to total investments in securities as of September 30, 1996 was as follows:

Minnesota Municipal Income Fund, Inc.......................          19.1%
Minnesota Municipal Income Fund II, Inc....................          19.2%
Minnesota Municipal Income Fund III, Inc...................          15.6%
Arizona Municipal Income Fund, Inc.........................           0.0%
Florida Insured Municipal Income Fund......................           0.0%
Colorado Municipal Income Fund, Inc........................           0.0%


THE VOYAGEUR FUNDS
ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on September 4, 1996. Each matter was voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of absentions, and the number of broker non-voters with the respect to such matter, are set forth below.

1. The fund's common and preferred shareholders (preferred shareholders only for Messrs. Frame and Nelson) elected the following directors:

                                                         ARIZONA MUNICIPAL INCOME FUND, INC.
                                                         -----------------------------------
                                                          SHARES           SHARES WITHHOLDING
                                                         VOTED "FOR"        AUTHORITY TO VOTE
                                                         -----------        -----------------
Clarence G. Frame...................................            500                 --
B. Kristine Johnson.................................      2,806,411              55,042
Richard F. McNamara.................................      2,806,011              55,442
Thomas F. Madison...................................      2,805,104              56,349
James W. Nelson.....................................            500                 --
Robert J. Odegard...................................      2,802,929              58,524



                                                    COLORADO INSURED MUNICIPAL INCOME FUND, INC.
                                                    --------------------------------------------
                                                          SHARES           SHARES WITHHOLDING
                                                         VOTED "FOR"        AUTHORITY TO VOTE
                                                         -----------        -----------------
Clarence G. Frame...................................            788                 --
B. Kristine Johnson.................................      4,570,232              47,024
Richard F. McNamara.................................      4,573,642              43,613
Thomas F. Madison...................................      4,571,442              45,813
James W. Nelson.....................................            788                 --
Robert J. Odegard...................................      4,563,713              53,543



                                                       FLORIDA INSURED MUNICIPAL INCOME FUND
                                                        -------------------------------------
                                                          SHARES           SHARES WITHHOLDING
                                                         VOTED "FOR"        AUTHORITY TO VOTE
                                                         -----------        -----------------
Clarence G. Frame...................................            400                 --
B. Kristine Johnson.................................      1,727,829              45,473
Richard F. McNamara.................................      1,728,229              45,073
Thomas F. Madison...................................      1,725,929              47,373
James W. Nelson.....................................            400                 --
Robert J. Odegard...................................      1,735,229              38,073


                                                        MINNESOTA MUNICIPAL INCOME FUND, INC.
                                                        -------------------------------------
                                                          SHARES           SHARES WITHHOLDING
                                                         VOTED "FOR"        AUTHORITY TO VOTE
                                                         -----------        -----------------
Clarence G. Frame...................................            400                 --
B. Kristine Johnson.................................      2,267,211              14,071
Richard F. McNamara.................................      2,267,082              14,201
Thomas F. Madison...................................      2,266,882              14,401
James W. Nelson.....................................            400                 --
Robert J. Odegard...................................      2,266,095              15,187



                                                       MINNESOTA MUNICIPAL INCOME FUND II, INC.
                                                       ----------------------------------------
                                                          SHARES           SHARES WITHHOLDING
                                                         VOTED "FOR"        AUTHORITY TO VOTE
                                                         -----------        -----------------
Clarence G. Frame...................................            904                 --
B. Kristine Johnson.................................      6,486,534              58,339
Richard F. McNamara.................................      6,480,971              63,903
Thomas F. Madison...................................      6,478,938              66,003
James W. Nelson.....................................            904                 --
Robert J. Odegard...................................      6,473,769              71,105


                                                      MINNESOTA MUNICIPAL INCOME FUND III, INC.
                                                      -----------------------------------------
                                                          SHARES           SHARES WITHHOLDING
                                                         VOTED "FOR"        AUTHORITY TO VOTE
                                                         -----------        -----------------
Clarence G. Frame...................................            300                 --
B. Kristine Johnson.................................      1,657,467              15,593
Richard F. McNamara.................................      1,657,467              15,593
Thomas F. Madison...................................      1,657,467              15,593
James W. Nelson.....................................            300                 --
Robert J. Odegard...................................      1,655,909              17,152


2. The fund's common and preferred shareholders ratified the selection by a majority of the independent members of the fund's Board of Directors of KPMG Peat Marwick LLP as the independent public accountants for the funds for the fiscal year ending March 31, 1997. The following votes were cast regarding this matter:

                                   SHARES                  SHARES
                                 VOTED "FOR"           VOTED "AGAINST"         ABSENTIONS
                                 -----------           ---------------         ----------
Arizona                            2,719,747                91,300               50,405
Colorado                           4,517,232                24,533               75,491
Florida                            1,729,538                28,602               15,162
Minnesota                          2,255,022                 6,939               19,322
Minnesota II                       6,459,061                24,360               61,453
Minnesota III                      1,647,669                 3,138               22,254

There were no broker non-votes with this proxy.

                             INVESTMENT ADVISER AND
                            ACCOUNTING SERVICES AGENT
                          Voyageur Fund Managers, Inc.
                       90 South Seventh Street, Suite 4400
                        Minneapolis, Minnesota 55402-4115
                         (612) 376-7000 / (800) 553-2143

                                 ADMINISTRATORS
                     Mitchell Hutchins Asset Management Inc.
                               New York, New York

                          Princeton Administrators L.P.
                             Plainsboro, New Jersey
                         (on Colorado Insured Municipal
                             Income Fund, Inc. only)

                                    CUSTODIAN
                                First Trust, N.A.
                               St. Paul, Minnesota

                           SHAREHOLDER SERVICING AGENT
                          Norwest Bank Minnesota, N.A.
                           161 North Concord Exchange
                         South St. Paul, Minnesota 55075
                         (612) 450-4064 / (800) 468-9716

                                PREFERRED SHARES
                               REMARKETING AGENTS
                                Smith Barney Inc.
                               New York, New York

                      Merrill Lynch, Pierce, Fenner & Smith
                                  Incorporated
                               New York, New York
                         (on Colorado Insured Municipal
                             Income Fund, Inc. only)

                                     COUNSEL
                            Dorsey & Whitney P.L.L.P
                             Minneapolis, Minnesota

   Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the shareholders of the Funds for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or any securities mentioned in this report.